Supplement to the
Fidelity® Blue Chip Growth Fund and
Fidelity Blue Chip
Value Fund
September 29, 2008
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Blue Chip GrowthA
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	24.26%	-10.54%	-16.55%	-25.32%	24.80%	6.26%	4.03%	5.54%	11.83%	-38.60%



During the periods shown in the chart for Blue Chip Growth:

Returns

Quarter ended

Highest Quarter Return	20.03%	December 31, 1999
Lowest Quarter Return	-24.75%	December 31, 2008
Year-to-Date Return	-5.06%	March 31, 2009

A The returns shown above are for a class of shares of the fund.

BCF/BCV-09-02 June 26, 2009
1.798338.109

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 6.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Blue Chip GrowthA
Return Before Taxes	-38.60%	-4.34%	-3.61%
Return After Taxes on Distributions	-38.86%	-4.87%	-4.08%
Return After Taxes on Distributions and Sale of Fund Shares	-24.58%	-3.40%	-2.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	-38.44%	-3.42%	-4.27%

A The returns shown above are for a class of shares of the fund.

Effective July 1, 2009, the following information replaces the biographical information for Jennifer Uhrig found in the "Fund Management" section beginning on page 23.

Sonu Kalra is manager of Blue Chip Growth Fund, which he has managed since July 2009. Mr. Kalra joined Fidelity Investments as a research analyst in 1998, after receiving an MBA from the Wharton School of Business at the University of Pennsylvania.

Supplement to the
Fidelity® Blue Chip Growth Fund
Class K
September 29, 2008
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Blue Chip GrowthA
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	24.26%	-10.54%	-16.55%	-25.32%	24.80%	6.26%	4.03%	5.54%	11.83%	-38.60%



During the periods shown in the chart for Blue Chip Growth:

Returns

Quarter ended

Highest Quarter Return	20.03%	December 31, 1999
Lowest Quarter Return	-24.75%	December 31, 2008
Year-to-Date Return	-5.06%	March 31, 2009

A The returns shown above are for the original class of shares of the fund, which is not available through this prospectus. Class K would have substantially similar annual returns to the original class because the classes are invested in the same portfolio of securities. Class K's returns would differ from the original class's returns to the extent that the classes do not have the same expenses.

BCF-K-09-02 June 26, 2009
1.899242.101

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Blue Chip GrowthA	-38.60%	-4.34%	-3.61%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	-38.44%	-3.42%	-4.27%

A The returns shown above are for the original class of shares of the fund, which is not available through this prospectus. Class K would have substantially similar annual returns to the original class because the classes are invested in the same portfolio of securities. Class K's returns would differ from the original class's returns to the extent that the classes do not have the same expenses.

Effective July 1, 2009, the following information replaces the biographical information for Jennifer Uhrig found in the "Fund Management" section on page 17.

Sonu Kalra is manager of Blue Chip Growth Fund, which he has managed since July 2009. Mr. Kalra joined Fidelity Investments as a research analyst in 1998, after receiving an MBA from the Wharton School of Business at the University of Pennsylvania.

Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity Small Cap Value Fund
September 29, 2008
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Small Cap Growth*
Calendar Years

2005

2006

2007

2008

14.29%	13.20%	16.81%	-44.93%

During the periods shown in the chart for Small Cap Growth:

Returns

Quarter ended

Highest Quarter Return	13.30%	March 31, 2006
Lowest Quarter Return	-27.58%	December 31, 2008
Year-to-Date Return	-6.79%	March 31, 2009

SCP/SCV-09-01 June 26, 2009
1.808094.111

Small Cap Value*
Calendar Years

2005

2006

2007

2008

17.61%	15.65%	1.10%	-30.27%

During the periods shown in the chart for Small Cap Value:

Returns

Quarter ended

Highest Quarter Return	13.18%	March 31, 2006
Lowest Quarter Return	-22.23%	December 31, 2008
Year-to-Date Return	-12.23%	March 31, 2009

* The returns shown above are for a class of shares of the fund.

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 6.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Small Cap Growth*
Return Before Taxes	-44.93%	-1.24%
Return After Taxes on Distributions	-44.93%	-1.81%
Return After Taxes on Distributions and Sale of Fund Shares	-29.20%	-1.17%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-38.54%	-3.70%
LipperSM Small Cap Funds Average (reflects no deduction for sales charges or taxes)	-37.45%	--
Small Cap Value*
Return Before Taxes	-30.27%	1.65%
Return After Taxes on Distributions	-30.46%	0.97%
Return After Taxes on Distributions and Sale of Fund Shares	-19.39%	1.36%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	-28.92%	-2.32%

* The returns shown above are for a class of shares of the fund.

A From November 3, 2004.

Supplement to the
Fidelity Advisor Small Cap Growth Fund
Class A, Class T, Class B, and Class C
September 29, 2008
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Advisor Small Cap Growth - Class AA
Calendar Years

2005

2006

2007

2008

	14.04%	12.82%	16.47%	-45.10%



During the periods shown in the chart for Class A of the fund:

Returns

Quarter ended

Highest Quarter Return	13.16%	March 31, 2006
Lowest Quarter Return	-27.68%	December 31, 2008
Year-to-Date Return	-6.84%	March 31, 2009

ASCP-09-01 June 26, 2009
1.808092.112

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2008

Past 1 year

Life of classB

Advisor Small Cap Growth
Class AA - Return Before Taxes	-48.25%	-2.92%
 Return After Taxes on Distributions	-48.25%	-3.45%
 Return After Taxes on Distributions and Sale of Fund Shares	-31.36%	-2.56%
Class T - Return Before Taxes	-47.17%	-2.61%
Class B - Return Before Taxes	-48.23%	-2.73%
Class C - Return Before Taxes	-46.07%	-2.28%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-38.54%	-3.70%
LipperSM Small Cap Funds Average (reflects no deduction for sales charges or taxes)	-37.45%	--

A The year to year returns in the chart and the after tax returns in the table were changed to Class A for consistency with other fund materials.

B From November 3, 2004.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 30.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

Supplement to the
Fidelity Advisor Small Cap Growth Fund
Institutional Class
September 29, 2008
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Advisor Small Cap Growth - Institutional Class
Calendar Years

2005

2006

2007

2008

14.26%	13.26%	16.86%	-44.87%

During the periods shown in the chart for Institutional Class of the fund:

Returns

Quarter ended

Highest Quarter Return	13.31%	March 31, 2006
Lowest Quarter Return	-27.62%	December 31, 2008
Year-to-Date Return	-6.78%	March 31, 2009

ASCPI-09-01 June 26, 2009
1.808093.110

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Advisor Small Cap Growth
Institutional Class - Return Before Taxes	-44.87%	-1.21%
Return After Taxes on Distributions	-44.87%	-1.79%
Return After Taxes on Distributions and Sale of Fund Shares	-29.16%	-1.15%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-38.54%	-3.70%
LipperSM Small Cap Funds Average (reflects no deduction for sales charges or taxes)	-37.45	--

A From November 3, 2004.

Supplement to the
Fidelity Advisor
Small Cap Value Fund
Class A, Class T,
Class B, and Class C
September 29, 2008
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Advisor Small Cap Value - Class AA
Calendar Years

2005

2006

2007

2008

	17.21%	15.33%	0.78%	-30.52%



During the periods shown in the chart for Class A of the fund:

Returns

Quarter ended

Highest Quarter Return	13.13%	March 31, 2006
Lowest Quarter Return	-22.34%	December 31, 2008
Year-to-Date Return	-12.22%	March 31, 2009

ASCV-09-01 June 26, 2009
1.808271.113

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2008

Past 1 year

Life of classB

Advisor Small Cap Value
Class AA - Return Before Taxes	-34.51%	-0.11%
 After Taxes on Distributions	-34.66%	-0.74%
 Return After Taxes on Distributions and Sale of Fund Shares	-22.19%	-0.13%
Class T - Return Before Taxes	-33.08%	0.22%
Class B - Return Before Taxes	-34.38%	0.16%
Class C - Return Before Taxes	-31.66%	0.59%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	-28.92%	-2.32%

A The year to year returns in the chart and the after tax returns in the table were changed to Class A for consistency with other fund materials.

B From November 3, 2004.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 30.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

Supplement to the
Fidelity Advisor Small
Cap Value Fund
Institutional Class
September 29, 2008
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Advisor Small Cap Value - Institutional Class
Calendar Years

2005

2006

2007

2008

17.52%	15.69%	1.10%	-30.19%

During the periods shown in the chart for Institutional Class of the fund:

Returns

Quarter ended

Highest Quarter Return	13.27%	March 31, 2006
Lowest Quarter Return	-22.22%	December 31, 2008
Year-to-Date Return	-12.22%	March 31, 2009

ASCVI-09-01 June 26, 2009
1.808273.111

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Advisor Small Cap Value
Institutional Class - Return Before Taxes	-30.19%	1.67%
Return After Taxes on Distributions	-30.37%	0.99%
Return After Taxes on Distributions and Sale of Fund Shares	-19.35%	1.37%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	-28.92%	-2.32%

A From November 3, 2004.

Supplement to the
Fidelity® Small Cap Opportunities Fund
September 29, 2008
Prospectus

Effective on April 1, 2009, Fidelity Small Cap Opportunities Fund was renamed Fidelity Series Small Cap Opportunities Fund and the fund removed its 1.50% redemption fee on shares held less than 90 days.

Fidelity Series Small Cap Opportunities Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the information found under the heading "Performance" in the "Fund Summary" section on page 3.

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Visit www.fidelity.com for current return information.

Year-by-Year Returns

Series Small Cap OpportunitiesA
Calendar Year

2008

	-39.30%



During the period shown in the chart for Series Small Cap Opportunities:

Returns

Quarter ended

Highest Quarter Return	-0.50%	June 30, 2008
Lowest Quarter Return	-24.87%	December 31, 2008
Year-to-Date Return	-11.27%	March 31, 2009

A The returns shown above are for a class of shares of the fund.

SMO-09-02 June 26, 2009
1.843345.105

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2008

Past 1 year

Life of classB

Series Small Cap OpportunitiesA
Return Before Taxes	-39.30%	-27.44%
Return After Taxes on Distributions	-39.36%	-27.51%
Return After Taxes on Distributions and Sale of Fund Shares	-25.47%	-22.84%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	-33.79%	-22.58%

A The returns shown above are for a class of shares of the fund.

B From March 22, 2007.

Russell 2000® Index is a market capitalization-weighted index of the stocks of the 2,000 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

Supplement to the

Fidelity® Small Cap Opportunities Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

Effective on April 1, 2009, Fidelity Small Cap Opportunities Fund was renamed Fidelity Series Small Cap Opportunities Fund and the fund removed its 1.50% redemption fee on shares held less than 90 days.

Fidelity Series Small Cap Opportunities Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 25.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

SMOB-09-02 June 26, 2009
1.881197.102